Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

Note 1 – Description of Business

Company Overview

Mitesco, Inc. (the “Company,” “we,” “us,” or “our”) was formed in the state of Delaware on January 18, 2012. On December 9, 2015, we restructured our operations and acquired Newco4pharmacy, LLC, a development stage company which sought to acquire compounding pharmacy businesses. As a part of the restructuring, we completed a “spin out” of our former business line. On April 24, 2020, we changed our name to Mitesco, Inc.

Since 2020, our operations have focused on establishing medical clinics utilizing nurse practitioners under The Good Clinic name and development and acquisition of telemedicine technology. In March of 2020, we formed a wholly owned subsidiary, Mitesco N.A. LLC, which holds The Good Clinic LLC, a Colorado limited liability company for our clinic business. We also have a subsidiary in Dublin, Ireland, Acelerar Healthcare Holdings, LTD, with a view toward technology acquisitions, operations and potentially investments from the European marketplace.

We opened our first The Good Clinic in Minneapolis, Minnesota in the first quarter of 2021 and have three (3) operating at the time of this filing. We have four (4) additional sites under contract with build-out underway and anticipate having seven (7) more in operation in the greater Minneapolis and Denver metropolitan areas before the end of 2022. We are making plans for up to fifty (50) operating units before the end of 2023 from internal growth, and we may entertain acquisition of existing clinics as well.

Note 1 – Description of Business

Company Overview

Mitesco, Inc. (the “Company,” “we,” “us,” or “our”) was formed in the state of Delaware on January 18, 2012. On December 9, 2015, we restructured our operations and acquired Newco4pharmacy, LLC, a development stage company which sought to acquire compounding pharmacy businesses. As a part of the restructuring, we completed a “spin out” of our former business line. Effective April 22, 2020, we changed our name to Mitesco, Inc.

During 2020, our operations have focused on establishing medical clinics utilizing nurse practitioners under The Good Clinic name and development and acquisition of telemedicine technology. In March of 2020, we formed The Good Clinic LLC, a Colorado limited liability company for our clinic business. We entered into an agreement with four senior executives from Minute Clinic James Woodburn, Kevin Lee Smith, Michael Howe, and Rebecca Hafner-Fogarty (the “Sellers”) with the skills and know-how to assist the Company in the establishment of a series of clinics utilizing nurse practitioners and telemedicine technology in States where full practice authority for nurse practitioners is supported. We issued 4,800 shares of our Series A Preferred Stock to these individuals as compensation. We valued the 4,800 shares of the Series A Preferred Stock at $71,558 or approximately $14.91 per share based upon an analysis performed by an independent valuation consultant.

We opened our first The Good Clinic in Minneapolis, MN in the first quarter of 2021.